STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Feb. 29, 2020
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

24.         STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant PRC laws and regulations, PRC entities are required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable statutory reserve, which includes a statutory surplus reserve and a statutory welfare reserve (the “reserve fund”), and a development fund. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as statutory surplus reserve until the balance reaches 50% of the PRC entity registered capital.

In private school sector, the PRC laws and regulations require that certain amount should be set aside as development fund prior to payments of dividends. In the case of private school that requires reasonable returns, this amount should be no less than 25% of the annual net income of the school, while in the case of a private school that does not require reasonable returns, this amount should be no less than 25% of annual increase in the net assets of the school, if any.

The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended February 28, 2019 and February 29, 2020, the Group made apportions of $1,519 and $2,709 to the statutory surplus reserve, respectively, and $18,856 and $21,313 to the development fund, respectively.

As a result of these PRC laws and regulations and the requirement that distribution by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserve of the Company’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries and schools. As of February 28, 2019 and February 29, 2020, paid-in capital balance of such entities was $390,762 and $580,551, respectively, and statutory reserve balance was $58,690 and $82,712, respectively. The total of restricted net assets as of February 28, 2019 and February 29, 2020 was therefore $449,452 and $663,263, respectively.